COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) (USD $)	6 Months Ended			12 Months Ended				1 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	3 Months Ended			1 Months Ended									3 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Oct. 05, 2011 Positive Outcome of Litigation [Member]	Apr. 30, 2011 Finders Fee Litigation Case One [Member]	Feb. 28, 2011 Finders Fee Litigation Case One [Member]	Nov. 30, 2010 Former Employee Compensation Suit [Member]	Jun. 30, 2012 Former Employee Compensation Suit [Member]	Nov. 30, 2010 Founder and Legal Advisor Compensation Suit [Member]	Dec. 31, 2006 Founder and Legal Advisor Compensation Suit [Member]	Dec. 31, 2006 Legal Advisor Compensation Suit [Member]	Nov. 30, 2010 Legal Advisor Compensation Suit [Member]	Jan. 31, 2012 Founder and Legal Advisors Compensation Suit [Member]	Dec. 31, 2011 Founder and Legal Advisors Compensation Suit [Member]	Mar. 31, 2011 Finders Fee Litigation Case Two [Member]	Jan. 20, 2013 Finders Fee Litigation Case Two [Member]	Feb. 28, 2011 Finders Fee Litigation Case Two [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim One [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim One [Member] InspireMD Ltd. [Member]	Jul. 31, 2012 Previous Finders Fee Litigation Case, Claim Two [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim Two [Member]	Nov. 30, 2011 Previous Finders Fee Litigation Case, Claim Two [Member] InspireMD Ltd. [Member]	Oct. 21, 2012 Former Employee Compensation Suit Two [Member]	Aug. 31, 2011 Former Employee Compensation Suit Two [Member]	Dec. 31, 2011 Employee Compensation Suit [Member]	Jul. 31, 2012 Statement of Claim by Assignee of Options [Member]	Dec. 31, 2012 Previous Service Provider Litigation [Member]	Dec. 31, 2012 Previous Service Provider Litigation [Member] United States Dollars [Member]	Dec. 31, 2012 Previous Service Provider Litigation [Member] Argentina, Peso [Member]	Dec. 31, 2012 Unfavorable Regulatory Action [Member]
Loss Contingencies [Line Items]
Maximum amount of claim		$ 10,000,000						$ 250,000	$ 1,000,000	$ 430,000					$ 53,000					$ 327,000							$ 118,000						$ 80,000
Damages being sought																														193,378
Number of securities covered by claim								62,500		507,256		124,014									27,696	13,650		9,772	4,816		121,742	146,089	83,637
Exercise price of securities covered by claim										$ 0.004		$ 0.004									$ 1.8	$ 3.67		$ 4.92	$ 10.0		$ 0.004		$ 0.76
Settlement amount		24,000																	50,000
Provision included in financial statements											(88,000)							(327,000)												250,000
Share-based compensation expenses	1,431,000	1,944,000	8,611,000	9,590,000	1,620,000	562,000							134,000	53,000			(53,000)
Fair value of securities covered by claim										2,500,000		134,000
Number of securities settled on																48,697
Number of securities withdrawn from claim in settlement																75,318										20,290
Payment for litigation settlement																							7,000
Interest rate																														25.00%	6.00%	18.50%
Gain Contingencies [Line Items]
Counterclaim by Company							$ 29,000